Property and Equipment (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 67,450	$ 65,254	$ 269,926	$ 250,328